                                                                                                                  File Nos.            33-49014
                                                                                                                                            811-7044

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 27	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 27	[X]

(Check appropriate box or boxes.)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6000

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on May 5, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              ------

SIGNATURES

                Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 5th day of May, 2011.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

BY: /s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak *	President (Principal Executive Officer)	5/5/11
Bradley J. Skapyak

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	5/5/11

/s/Joseph S. DiMartino*	Chairman of the Board	5/5/11
Joseph S. DiMartino

/s/Clifford L. Alexander*	Board Member	5/5/11
Clifford L. Alexander

/s/David W. Burke*	Board Member	5/5/11
David W. Burke

/s/Whitney I. Gerard*	Board Member	5/5/11
Whitney I. Gerard

/s/Nathan Leventhal*	Board Member	5/5/11
Nathan Leventhal

/s/George L. Perry*	Board Member	5/5/11
George L. Perry

/s/Benaree Pratt Wiley*	Board Member	5/5/11
Benaree Pratt Wiley

*By: /s/Robert R. Mullery
Robert R. Mullery
Attorney-in-Fact

EXHIBIT INDEX

Exhibit-101.SCH       Taxonomy.

Exhibit-101.INS         Instance Document.

Exhibit-101.CAL       Calculation Linkbase.

Exhibit-101.PRE        Presentation Linkbase.

Exhibit-101.DEF        Definition Linkbase.

Exhibit-101.LAB       Label Linkbase.